DISAGGREGATION OF REVENUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
DISAGGREGATION OF REVENUE
Schedule of Revenue Disaggregation
	June 30,	June 30,
Country	2022	2021
Germany	-	3
Greece	13,152,257	14,504,869
Italy	-	4
Denmark	-	14
Cyprus	-	64,225
UK	40,831	265,828
Croatia	15,416	11,982
Total	$13,208,504	$14,846,925
	June 30,	June 30,
Country	2022	2021
Germany	-	13,617
Greece	26,161,295	25,958,364
Italy	-	15,731
Denmark	-	54,700
Cyprus	-	78,948
UK	92,257	332,659
Croatia	26,752	11,982
Total	$26,280,304	$26,466,001

Country	2021	2020
Croatia	$18,441	$24,840
Cyprus	112,640	36,987
Denmark	53,710	537,098
France	-	18,988
Germany	13,370	1,314,381
Greece	55,564,240	51,259,784
Ireland	-	36,349
Italy	15,446	75,183
Jordan	-	29,635
Libya	-	1,028
Netherlands	-	188,890
Poland	-	29,358
UK	461,820	1,853,816
Total	$56,239,667	$55,406,337